Inventories	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Inventories
24. Inventories
The following table provides a breakdown for inventories:

(Euro thousands)	At December 31,
	2021	2020
Raw materials, ancillary materials and consumables	42,255	38,127
Work-in-progress and semi-finished products	50,703	42,466
Finished goods	245,517	240,878

Total inventories	338,475	321,471
The amount of inventory write-downs
,
 recognized primarily within cost of raw materials, consumables and finished goods
,
during the years ended December 31, 2021, 2020 and 2019 was Euro 29,600 thousand, Euro 43,064 thousand and Euro 20,799 thousand, respectively.